U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and Address of issuer:

         First Investors Series Fund
         95 Wall Street
         New York, NY  10005

2.       Name of each series or class of funds for which this notice is filed:

         Class A and Class B shares of the following series:
         Blue Chip Fund
         Insured Intermediate Tax Exempt Fund
         Investment Grade Fund
         Special Situations Fund
         Total Return Fund

3.       Investment Company Act File Number:  811-5690

         Securities Act File Number:  33-25623


4.       Last day of fiscal year for which this notice is filed:

         December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

                  Number:           9,850,261.703
                  Sale Price:       $173,090,551.47

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Number:           9,850,261.703
                  Sale Price:       $173,090,551.47

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):


12.      Calculation of registration fee:


(i)        Aggregate  sale price of  securities  sold
           during the fiscal year in reliance on rule
           24f-2 (from item 10):                            $  173,090,551.47
                                                            -----------------

(ii)       Aggregate   price  of  shares  issued  in
           connection  with  dividend reinvestment plans
           (from item 11, if applicable):                   +         -0-
                                                            -----------------


(iii)      Aggregate price of shares  redeemed or
           repurchased  during the fiscal year (if
           applicable):                                     -  78,191,435.67
                                                            -----------------

(iv)       Aggregate  price of shares  redeemed or
           repurchased  and  previously applied as a
           reduction  to filing  fees  pursuant
           to rule 24e-2 (if applicable):                   +         -0-
                                                            -----------------

(v)        Net aggregate  price of securities
           sold and issued during the fiscal year in
           reliance on rule 24f-2 (line (i),  plus line
           (ii),  less line (iii), plus line (iv)
           (if applicable):                                     94,899,115.80
                                                            -----------------

(vi)       Multiplier  prescribed by Section 6(b)
           of the  Securities Act of 1933 or other
           applicable law or regulation (see Instruction
           C.6):                                            x 1/33 of 1%
                                                            -----------------

(vii)      Fee due [line (i) or line (v) multiplied
           by line (vi)]:                                         $ 28,757.31
                                                            -----------------


Instruction:     issuers should  complete  lines,  (ii),  (iii),  (iv), and
                 (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                       [X]

           Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:

           February 25, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                            By  /s/ C. Durso
                                                C. Durso, Vice President and
                                                Secretary



Date:  February 24, 1997

                           KIRKPATRICK & LOCKHART LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
Robert J. Zutz
(202) 778-9059
                                                              February 24, 1997


First Investors Series Fund
95 Wall Street, 23rd Floor
New York, New York 10005

                  Re:  Rule 24f-2 Notice

Ladies and Gentlemen:

         First Investors Series Fund (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts. We understand that the Trust is about to file a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("1940 Act"), for the purpose of making definite the number of shares that it has registered under the Securities Act of 1933, as amended ("1933 Act"), and that it sold during its fiscal year ended December 31, 1996.

         We have, as counsel, participated in various business and other matters relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine, of its Declaration of Trust and By-Laws, as now in effect, and certain certificates of officers of the Trust relating to it organization and operation, and we generally are familiar with its business affairs. Based on the foregoing, it is our opinion that shares of beneficial interest sold by the Trust during the fiscal year ended December 31, 1996 ("Shares"), the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and nonassessable. We express no opinion as to compliance with the 1933 Act, the 1940 Act or applicable state securities laws in connection with the sale of Shares.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that the Trustees of the Trust shall have no power to bind any shareholder personally or to call upon him for the payment of any sum other than such as the shareholder may agree to pay by way of subscription for the Shares, and every document entered into on behalf of the Trust must include a recitation limiting the obligation represented thereby to the Trust and its assets. The Declaration of Trust further provides that any shareholder subject to any personal liability solely by reason of his having been a shareholder is entitled to be held harmless from and indemnified against all loss and expense arising from such liability and the Trust shall, upon request by the shareholder, assume the defense of any such claim made against that shareholder and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

         We hereby consent to this opinion accompanying the Rule 24f-2 Notice that you are about to file with the Securities and Exchange Commission. We also consent to the reference to our firm in the prospectus filed as part of the Trust's registration statement.

                                                     Very truly yours,

                                                     KIRKPATRICK & LOCKHART LLP

                                                     By/s/ Robert J. Zutz
                                                              Robert J. Zutz